Share Based Payments - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Stock Options, Beginning balance outstanding	3,467,292	3,308,049	2,448,646
Number of Stock Options, Granted	809,590	1,167,658	1,011,406
Number of Stock Options, Forfeited			(53,503)
Number of Stock Options Forfeited/Cancelled	(346,938)	(488,415)
Number of Stock Options, Exercised		(520,000)	(98,500)
Number of Stock Options, Ending balance outstanding	3,929,944	3,467,292	3,308,049
Number of Stock Options, Exercisable	2,449,829	1,885,531
Weighted Average Exercise Price, Beginning balance outstanding	$ 6.76	$ 7.14
Weighted Average Exercise Price, Granted	0.47	4.65	$ 10.12
Weighted Average Exercise Price, Forfeited			9.89
Weighted Average Exercise Price, Exercised		2.77	3.10
Weighted Average Exercise Price, Ending balance outstanding	5.56	6.76	$ 7.14
Weighted Average Exercise Price, Forfeited/Cancelled	(5.66)	8.53
Weighted Average Exercise Price, Exercisable	$ 4.27	$ 3.86
Aggregate Intrinsic Value, Ending balance outstanding			$ 8,308